DEFERRED TAX - Summary of Amounts Determined After Appropriate Offsetting (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Deferred Tax [Abstract]
Deferred tax asset	$ 5,832	$ 7,028
Deferred tax liability	(2,179)	0
Net deferred tax assets	$ 3,653	$ 7,028	$ 5,778